Nature of the Business	12 Months Ended
Dec. 31, 2017
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Nature of the Business

1. Nature of the Business

Nightstar Therapeutics plc (the “Company”) is a clinical-stage gene therapy company focused on developing and commercializing novel one-time treatments for patients suffering from rare inherited retinal diseases that would otherwise progress to blindness. The Company is developing a pipeline of proprietary product candidates that are designed to substantially modify or halt the progression of inherited retinal diseases for which there are no currently approved treatments. The Company’s lead product candidate, NSR-REP1, for the treatment of choroideremia (“CHM”), is in Phase 3 clinical development. The Company is also conducting a Phase 1/2 clinical trial with its second product candidate, NSR-RPGR, for the treatment of X-linked retinitis pigmentosa. The Company also has product candidates in preclinical development for a number of inherited retinal diseases for which there are no approved treatments such as Stargardt disease and Best vitelliform macular dystrophy.

The Company is a public limited company incorporated in England and Wales. On September 11, 2017, the Company completed the first step of a corporate reorganization, pursuant to which the shareholders of NightstaRx Limited, a private company originally incorporated under the laws of England and Wales in May 2013 as NewIncCo 1242 Limited which subsequently changed its name to NightstaRx Limited in January 2014, exchanged each of the different classes of ordinary shares held by them for the same number and class of newly issued ordinary shares of Nightstar Therapeutics Limited. As a result, NightstaRx Limited became a wholly owned subsidiary of Nightstar Therapeutics Limited, a holding company incorporated on July 6, 2017 with nominal assets and liabilities, which has not conducted any operations prior to the aforementioned share exchange and other actions incidental to the exchange and its incorporation. On September 15, 2017, as the second step of the corporate reorganization, Nightstar Therapeutics Limited re-registered as a public limited company and its name was changed from Nightstar Therapeutics Limited to Nightstar Therapeutics plc.

On October 2, 2017, the different classes of ordinary shares were converted into a single class of ordinary shares and the Company completed its initial public offering (IPO) of American Depositary Shares (“ADS”). In the IPO, the Company sold an aggregate of 6,164,000 ADSs representing the same number of ordinary shares at a public offering price of $14.00 per ADS. Net proceeds were approximately $77.4 million, after deducting underwriting discounts and commissions and offering expenses paid by the Company. The Company’s corporate reorganization is described further below.

Nightstar Therapeutics plc is a continuation of NightstaRx Limited and its subsidiaries, and the corporate reorganization has been accounted for as a combination of entities under common control. The corporate reorganization has been given retrospective effect in these financial statements and such financial statements represent the financial statements of Nightstar Therapeutics plc. In connection with the corporate reorganization, outstanding restricted share awards of NightstaRx Limited were exchanged for share awards of Nightstar Therapeutics plc with identical restrictions.

The accompanying consolidated financial statements include those of Nightstar Therapeutics plc, NightstaRx Limited and its U.S. subsidiary, Nightstar, Inc., which was formed in 2016. For purposes of the disclosures below, unless otherwise indicated or the context otherwise requires, references to the “Company” relate to the consolidated financial statements of NightstaRx Limited and its wholly owned U.S. subsidiary, Nightstar, Inc., prior to the corporate reorganization and the newly formed Nightstar Therapeutics plc and its subsidiaries after the completion of the corporate reorganization.

The Company is subject to risks and uncertainties common to early-stage companies in the biotechnology industry, including, but not limited to, development by competitors of new technological innovations, dependence on key personnel, protection of proprietary technology, compliance with government regulations and the ability to secure additional capital to fund operations. Product candidates currently under development will require significant additional research and development efforts, including preclinical and clinical testing and regulatory approval, prior to commercialization. These efforts require significant amounts of capital, adequate personnel and infrastructure and extensive compliance-reporting capabilities. Even if the Company’s product development efforts are successful, it is uncertain when, if ever, the Company will realize revenue from its product sales.

The Company has funded its operations primarily with proceeds from the sale of its ADS and ordinary shares. The Company has incurred recurring losses since its inception, including net losses of $29.7 million, $12.2 million and $13.6 million for the years ended December 31, 2017, 2016 and 2015, respectively. In addition, as of December 31, 2017 and 2016, the Company had an accumulated deficit of $62.0 million and $32.3 million, respectively. The Company expects to continue to generate operating losses for the foreseeable future. The future viability of the Company beyond that point is dependent on its ability to raise additional capital to finance its operations. The Company’s inability to raise capital as and when needed could have a negative impact on its financial condition and ability to pursue its business strategies. There can be no assurances, however, that the current operating plan will be achieved or that additional funding will be available on terms acceptable to the Company, or at all. The Company believes the cash on hand at December 31, 2017 of $129.4 million will be sufficient to fund the Company’s operations for at least 12 months from the issuance date of these financial statements.